Annual Total Returns[BarChart] - Goldman Sachs ActiveBeta_R International Equity ETF - Goldman Sachs ActiveBeta_R International Equity ETF	2016	2017	2018	2019	2020
Total	1.68%	25.73%	(12.93%)	22.22%	7.99%